Schedule of Investments
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.63%
Australia–1.87%
ALS Ltd.	3,633,084	$36,627,774
Cochlear Ltd.	159,493	31,391,667
		68,019,441
Austria–0.56%
Fabasoft AG(a)	1,136,106	20,399,511
Brazil–3.34%
Odontoprev S.A.	21,142,340	40,880,630
TOTVS S.A.	6,931,237	40,396,289
WEG S.A.	4,255,700	40,080,719
		121,357,638
Canada–1.02%
CCL Industries, Inc., Class B	747,858	37,147,190
Denmark–2.73%
ChemoMetec A/S	751,390	58,199,772
Pandora A/S	213,765	40,897,141
		99,096,913
Finland–0.50%
Vaisala OYJ, Class A	329,723	18,207,840
France–4.54%
Alten S.A.	354,918	32,646,985
Interparfums S.A.	688,942	31,399,162
Lectra	824,370	22,954,497
Neurones	776,148	36,608,919
Thermador Groupe	324,952	23,964,882
Vetoquinol S.A.	233,250	17,141,885
		164,716,330
Germany–7.74%
Amadeus Fire AG	204,686	16,712,936
Atoss Software SE	231,602	27,648,005
Carl Zeiss Meditec AG, BR	1,547,429	94,268,012
CTS Eventim AG & Co. KGaA	524,938	51,187,414
FUCHS SE, Preference Shares	857,479	38,974,995
Knorr-Bremse AG	576,009	45,527,496
STRATEC SE	179,785	6,581,278
		280,900,136
India–2.05%
AIA Engineering Ltd.	244,651	10,384,740
Britannia Industries Ltd.	340,845	20,162,797
Coforge Ltd.	265,066	25,138,465
Triveni Turbine Ltd.	2,427,827	18,670,673
		74,356,675
Indonesia–0.88%
PT Indofood CBP Sukses Makmur Tbk	23,411,900	16,505,028
PT Selamat Sempurna Tbk	143,307,000	15,517,102
		32,022,130
Israel–1.05%
Nice Ltd., ADR(b)(c)	228,949	38,037,587
Shares		Value
Italy–4.46%
Carel Industries S.p.A.(d)	887,584	$17,698,370
DiaSorin S.p.A.	350,543	37,545,800
Interpump Group S.p.A.	769,350	36,295,552
Recordati Industria Chimica e Farmaceutica S.p.A.	730,939	44,414,868
Technoprobe S.p.A.(b)	2,411,943	15,190,814
Tinexta S.p.A.	1,295,579	10,865,235
		162,010,639
Japan–26.64%
As One Corp.	1,086,452	17,760,548
Azbil Corp.	8,221,800	61,932,314
Disco Corp.	89,500	25,903,375
Fujimi, Inc.	1,498,400	21,081,268
Fukui Computer Holdings, Inc.	900,900	16,755,931
Funai Soken Holdings, Inc.	1,138,600	17,665,744
Japan Elevator Service Holdings Co. Ltd.	2,033,600	39,362,343
JCU Corp.	636,800	14,786,084
Katitas Co. Ltd.	2,617,300	36,592,096
Konami Group Corp.	265,900	24,476,907
Medikit Co. Ltd.	573,400	9,706,953
MEITEC Group Holdings, Inc.	1,888,858	36,676,610
MISUMI Group, Inc.	1,934,600	30,964,401
MonotaRO Co. Ltd.	1,641,520	28,281,110
NOF Corp.	2,424,700	32,259,168
NSD Co. Ltd.	1,666,494	35,186,223
OBIC Business Consultants Co. Ltd.	866,700	43,447,118
OBIC Co. Ltd.	2,951,200	88,138,348
SCSK Corp.	1,836,300	40,657,647
Seria Co. Ltd.	2,551,100	43,791,685
Shimano, Inc.	251,300	35,263,852
SHO-BOND Holdings Co. Ltd.	1,249,200	40,480,634
SMS Co. Ltd.	3,558,900	38,109,495
Sysmex Corp.	1,920,100	36,703,405
TechnoPro Holdings, Inc.	2,213,000	44,172,729
TKC Corp.	1,018,118	24,992,777
Toyo Suisan Kaisha Ltd.	511,100	33,025,272
USS Co. Ltd.	3,885,796	34,841,170
Zuken, Inc.	463,200	14,584,941
		967,600,148
Jersey–0.82%
JTC PLC(d)	2,435,901	29,863,278
Mexico–1.03%
Gruma S.A.B. de C.V., Class B	2,147,701	37,221,497
Netherlands–0.85%
IMCD N.V.	197,522	30,932,012
Norway–0.34%
Medistim ASA	873,617	12,360,316
South Africa–0.32%
Hudaco Industries Ltd.	1,066,257	11,559,265
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Shares		Value
South Korea–2.09%
Coway Co. Ltd.(b)	708,134	$37,460,976
NICE Information Service Co. Ltd.	1,496,867	12,614,640
Park Systems Corp.	160,051	25,827,338
		75,902,954
Sweden–8.65%
Addtech AB, Class B	1,022,179	29,835,523
Biotage AB	1,687,230	21,545,383
Epiroc AB, Class A	1,512,767	28,827,899
Hexpol AB	2,919,869	27,319,537
Karnov Group AB(b)	4,542,338	36,526,098
Lifco AB, Class B	1,181,827	38,754,350
Loomis AB	728,061	23,172,916
MIPS AB(d)	663,522	32,345,715
Mycronic AB	1,016,349	41,205,246
Sdiptech AB, Class B(b)	1,021,277	20,909,603
SmartCraft ASA(b)	5,853,870	13,702,420
		314,144,690
Switzerland–7.80%
Belimo Holding AG	57,903	42,254,049
Bossard Holding AG, Class A	69,047	15,371,039
Interroll Holding AG, Class R	8,413	19,730,526
Kardex Holding AG	86,592	26,772,797
LEM Holding S.A.	18,361	17,407,479
Partners Group Holding AG	52,273	79,410,491
Tecan Group AG, Class R(b)	107,703	27,649,130
VZ Holding AG	316,736	54,522,473
		283,117,984
Taiwan–1.91%
Advantech Co. Ltd.	2,983,726	34,159,334
Nien Made Enterprise Co. Ltd.	2,687,000	35,273,059
		69,432,393
United Kingdom–14.26%
Bunzl PLC	987,426	42,031,428
Diploma PLC	563,688	31,562,418
Greggs PLC	1,090,796	29,095,475
Halma PLC	1,224,913	45,886,803
Hill & Smith PLC	1,253,918	30,730,222
Shares		Value
United Kingdom–(continued)
Howden Joinery Group PLC	3,623,693	$36,626,596
IMI PLC	1,936,890	47,923,138
Intertek Group PLC	442,122	27,883,994
Rathbones Group PLC	1,318,769	28,374,240
Restore PLC(a)	7,016,904	18,752,740
Rightmove PLC	3,747,049	30,834,237
Rotork PLC	9,078,704	39,156,284
Spirax Group PLC	544,831	54,168,717
Weir Group PLC (The)	1,842,070	54,950,382
		517,976,674
United States–1.18%
ICON PLC(b)	215,095	42,821,113
Total Common Stocks & Other Equity Interests (Cost $2,622,510,568)		3,509,204,354
Money Market Funds–2.99%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(a)(e)	38,002,140	38,002,140
Invesco Treasury Portfolio, Institutional Class, 4.29%(a)(e)	70,575,403	70,575,403
Total Money Market Funds (Cost $108,577,543)		108,577,543
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.62% (Cost $2,731,088,111)		3,617,781,897
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.24%
Invesco Private Government Fund, 4.35%(a)(e)(f)	2,410,700	2,410,700
Invesco Private Prime Fund, 4.48%(a)(e)(f)	6,276,128	6,278,011
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,688,711)		8,688,711
TOTAL INVESTMENTS IN SECURITIES—99.86% (Cost $2,739,776,822)		3,626,470,608
OTHER ASSETS LESS LIABILITIES–0.14%		5,156,130
NET ASSETS–100.00%		$3,631,626,738
Investment Abbreviations:
ADR	– American Depositary Receipt
BR	– Bearer Shares
Notes to Schedule of Investments:
(a)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$15,036,809	$113,590,837	$(90,625,506)	$-	$-	$38,002,140	$438,953
Invesco Treasury Portfolio, Institutional Class	27,925,503	210,954,411	(168,304,511)	-	-	70,575,403	576,756
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2025	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$14,492,353	$11,924,610	$(24,006,263)	$-	$-	$2,410,700	$45,831*
Invesco Private Prime Fund	37,736,196	22,239,429	(53,697,613)	202	(203)	6,278,011	122,115*
Investments in Other Affiliates:
Amadeus Fire AG**	27,096,687	-	(10,061,261)	3,439,773	(3,762,263)	16,712,936	-
ChemoMetec A/S**	55,427,724	-	(13,324,436)	12,250,903	3,845,581	58,199,772	-
Fabasoft AG	18,856,280	-	(385,414)	2,468,586	(539,941)	20,399,511	-
Fukui Computer Holdings, Inc.**	22,723,421	-	(7,376,441)	5,016,910	(3,607,959)	16,755,931	-
Karnov Group AB**	55,403,705	-	(21,664,451)	(841,645)	3,628,489	36,526,098	-
Restore PLC	28,887,925	-	(6,011,979)	(1,565,940)	(2,557,266)	18,752,740	-
STRATEC SE**	31,156,562	-	(19,313,148)	7,680,606	(12,942,742)	6,581,278	-
Total	$334,743,165	$358,709,287	$(414,771,023)	$28,449,395	$(15,936,304)	$291,194,520	$1,183,655

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
**	At January 31, 2025, this security was no longer an affiliate of the Fund.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
January 31, 2025 was $79,907,363, which represented 2.20% of the Fund’s Net Assets.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small-Mid Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$68,019,441	$—	$68,019,441
Austria	—	20,399,511	—	20,399,511
Brazil	121,357,638	—	—	121,357,638
Canada	37,147,190	—	—	37,147,190
Denmark	—	99,096,913	—	99,096,913
Finland	—	18,207,840	—	18,207,840
France	—	164,716,330	—	164,716,330
Germany	—	280,900,136	—	280,900,136
India	—	74,356,675	—	74,356,675
Indonesia	—	32,022,130	—	32,022,130
Israel	38,037,587	—	—	38,037,587
Italy	—	162,010,639	—	162,010,639
Japan	—	967,600,148	—	967,600,148
Jersey	—	29,863,278	—	29,863,278
Mexico	37,221,497	—	—	37,221,497
Netherlands	—	30,932,012	—	30,932,012
Norway	—	12,360,316	—	12,360,316
South Africa	—	11,559,265	—	11,559,265
South Korea	—	75,902,954	—	75,902,954
Sweden	—	314,144,690	—	314,144,690
Switzerland	—	283,117,984	—	283,117,984
Taiwan	—	69,432,393	—	69,432,393
United Kingdom	—	517,976,674	—	517,976,674
United States	42,821,113	—	—	42,821,113
Money Market Funds	108,577,543	8,688,711	—	117,266,254
Total Investments	$385,162,568	$3,241,308,040	$—	$3,626,470,608
Invesco International Small-Mid Company Fund